Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Summary of prepaid expenses and other current assets

	September 30,	December 31,
	2022	2021
	(unaudited)
Vendor deposits	$554	$267
Prepaid insurance	332	144
Prepaid expenses	2,500	41
Others	78	76
Total prepaid and other current assets	$3,464	$528

	December 31,	December 31,
	2021	2020
Prepaid expenses	$41	$360
Vendor deposits	267	223
Prepaid insurance	144	169
Others	76	96
Total prepaid and other current assets	$528	$848